Employee Benefit Plans - Schedule of Assumptions (Details) - France	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Discount rate	3.65%	0.75%	0.30%
Salary increases	3.00%	3.00%	3.00%